Portfolio of Investments December 31, 2024
Enhanced High Yield Municipal Bond
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 145.0%
62,714 CORPORATE BONDS - 0 .0% ( 0 .0 % of Total Investments) 62,714
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 62,714 (a) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 0 .000% 12/16/25 $ 62,714
TOTAL HEALTH CARE EQUIPMENT & SERVICES 62,714
TOTAL CORPORATE BONDS
(Cost $61,121) 62,714
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
962786998 MUNICIPAL BONDS - 145 .0% ( 100 .0 % of Total Investments) 962786998
ALABAMA - 1.6%
4,000,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5 .750 10/01/49 4,169,616
650,000 (b) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .250 10/01/49 696,858
425,000 (b) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .500 10/01/53 461,039
250,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
4 .750 11/01/49 216,286
500,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6 .500 11/01/44 489,115
550,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2024
6 .750 11/01/53 534,224
220,000 (c) Montgomery Medical Clinic Board, Alabama, Health Care Facility
Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/36 149,600
3,790,000 (d) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5 .250 05/01/44 3,837,980
TOTAL ALABAMA 10,554,718
ARIZONA - 2.9%
2,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,822,477
1,800,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 1,640,229
2,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 1,899,819
2,500,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4 .000 12/01/41 2,000,884
110,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Senior Series 2022A-1
4 .150 12/01/57 77,663
100,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC, Project,
Subordinate Series 2022B
5 .750 12/15/57 76,760
150,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Montecito
Assessment District 3, Series 2021
3 .750 07/01/46 111,752
3,100,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .625 07/01/59 3,216,462
1,000,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .750 07/01/63 1,041,499
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5 .500 07/01/53 1,675,832
250,000 (e) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
0 .000 10/01/56 203,348

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7 .000% 10/01/56 $ 490,508
500,000 (d) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2024
5 .000 06/15/64 476,070
1,000,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 650,910
1,400,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 887,031
685,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/49 737,195
1,865,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 1,994,038
TOTAL ARIZONA 19,002,477
ARKANSAS - 2.7%
4,000,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 4,127,328
1,000,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,047,448
4,500,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 4,298,041
5,750,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 5,558,333
3,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 2,923,436
TOTAL ARKANSAS 17,954,586
CALIFORNIA - 10.9%
2,000,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,312,552
1,000,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Mira Vista Hills  Apartments, Series
2021A
4 .000 02/01/56 573,627
4,725,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 3,573,829
12,300,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 10,695,399
250,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 194,455
5,205,000 (d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Series
2020A-4, (AMT), (Mandatory Put 8/15/25)
8 .000 01/01/50 5,348,524
550,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc Project,
Taxable Series 2023B
9 .500 07/01/30 564,020
1,400,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7 .250 07/01/53 1,426,147
5,770,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .500 06/01/54 5,651,125
6,000,000 California Public Finance Authority, Senior Living Revenue Bonds,
The James, Senior Series 2024A
6 .375 06/01/59 5,730,906
1,750,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
5 .875 06/01/54 1,668,824

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,925,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2024
6 .000% 06/01/64 $ 1,829,128
250,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/51 189,815
1,360,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .000 06/15/54 1,316,411
2,765,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter School
Project, Series 2024A
6 .125 06/15/64 2,679,556
5,000,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .500 06/15/63 5,170,089
1,380,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/30 1,308,385
500,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 359,617
250,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Citizens of the World Charter, Series 2022A
6 .250 04/01/52 254,209
100,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .500 08/01/47 104,229
250,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated Group,
Series 2021A
4 .000 06/01/51 196,614
500,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group, Series
2023A
6 .000 06/01/63 506,062
245,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2021C
4 .000 09/02/51 210,488
500,000 (d) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Subordinate Series
2021B
8 .000 04/01/56 371,328
250,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4 .000 12/01/45 199,968
290,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Mezzanine Lien Series 2021B
4 .000 04/01/57 206,724
325,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 1818 Platinum Triangle-Anaheim,
Social Bond Series 2021A-2
3 .250 04/01/57 233,148
250,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B
4 .000 10/01/46 195,890
305,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 260,573
3,000,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 2,590,044
630,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Millennium South Bay-Hawthorne,
Mezzanine Lien Series 2021B
4 .000 07/01/58 398,107
250,000 (d) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B
4 .000 07/01/58 170,674
250,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 77,662

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 25,000,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000% 06/01/66 $ 2,655,050
20,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.Turbo
Capital Appreciation
0 .000 06/01/36 9,051,462
1,000,000 Kaweah Delta Health Care District, California, Revenue Bonds,
Series 2015B
5 .000 06/01/40 946,438
4,100,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 3,180,765
5,000,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco
Asset Securitization Corporation, First Subordinate CABs, Series
2006B
0 .000 06/01/46 1,247,340
TOTAL CALIFORNIA 72,649,184
COLORADO - 23.9%
2,725,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 2,735,177
3,025,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 3,133,090
2,500,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,389,750
1,200,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6 .750 12/15/54 1,209,864
4,775,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2024B
8 .000 12/15/54 4,808,780
500,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .750 12/01/52 423,888
1,750,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,380,593
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 450,872
1,475,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 1,226,875
4,675,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 3,731,907
7,872,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 7,603,743
446,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7 .375 12/15/47 449,047
1,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5 .000 12/01/51 941,356
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 515,695
1,000,000 Chambers Highpoint Metropolitan District No. 2, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2021
5 .000 12/01/51 838,551
140,000 (d) Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2020B-3
8 .000 12/15/47 130,084
500,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5 .350 12/01/50 468,130

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .450% 08/01/48 $ 2,005,884
1,170,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 1,102,075
3,100,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013
8 .000 08/01/43 2,028,111
225,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5 .250 11/01/32 144,000
670,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5 .500 11/01/37 428,800
1,250,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
5 .750 11/01/47 800,000
835,000 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Ralston Creek at Arvada Project, Series 2017A
6 .000 11/01/52 534,400
500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 389,874
500,000 (c),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .250 12/01/50 326,431
500,000 Copperleaf Metropolitan District 6, Arapahoe County, Colorado,
Limited Tax, General Obligation Bonds, Subordinate Series
2022B
6 .000 12/15/41 496,524
2,000,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 2,018,772
1,400,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 804,820
2,000,000 DC Metropolitan District, Denver County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2024A
5 .875 12/01/54 1,981,841
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series
2024B
8 .000 12/15/54 1,241,417
600,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 583,952
500,000 (d) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250 12/01/51 409,331
1,277,000 Grand Avenue Metropolitan District, In the City of Aurora,
Arapahoe County, Colorado, Limited Tax General Obligation
Bonds, Series 2023
8 .125 12/01/52 1,289,938
5,000,000 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3
5 .875 12/01/50 5,029,851
1,335,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 1,377,242
585,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 585,226
1,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 975,811
1,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 1,018,988
500,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds, Series
2024A
6 .375 12/01/54 510,462
1,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3 &
7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 759,494

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 535,000 Lochbuie Station Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Subordinate General Obligation
Limited Tax Bonds, Series 2020B
6 .250% 12/15/44 $ 536,093
500,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 506,632
500,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds, Series
2021
4 .750 12/01/51 403,087
1,000,000 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited
Tax General Obligation Bonds, Series 2022A
7 .000 12/01/52 1,033,325
500,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 421,266
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 2,015,407
2,175,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement Limited
Tax Series 2024
6 .000 12/01/53 2,141,308
2,500,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 2,507,671
2,005,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5 .875 12/15/54 1,824,529
1,215,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8 .000 12/15/37 1,210,738
1,000,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1
7 .500 12/01/52 1,016,336
2,486,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 2,405,078
500,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado, Limited
Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 462,250
1,310,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Capital Appreciation Revenue Bonds, EVRAZ Project, Series
2021A and Tax Increment Revenue Capital Appreciation Bonds,
Series 2021B
0 .000 12/01/25 1,248,259
6,015,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 5,202,770
1,000,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series 2021-3
5 .375 12/01/51 887,714
1,070,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,045,715
1,250,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 1,155,757
1,370,000 RM Mead Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,347,186
500,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited
Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 442,271
750,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A
6 .375 12/01/42 798,756
2,545,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2024
8 .000 12/15/54 2,569,160
1,000,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Subordinate Limited Tax
Series 2024B
8 .750 09/20/54 983,062
500,000 Senac South Metropolitan District No. 1, Aurora, Colorado,
General Obligation Bonds, Limited Tax Series 2021A(3)
5 .250 12/01/51 438,144
500,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 379,439

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750% 12/01/52 $ 1,470,423
500,000 (d),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 363,122
675,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024B
6 .375 11/15/54 684,233
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .500 12/01/54 624,620
975,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024B
8 .750 12/15/54 991,893
648,000 (d) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Subordinate Series 2024B
7 .625 12/15/54 648,028
500,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .750 12/01/51 405,863
500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6 .875 12/15/52 492,658
1,000,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 916,134
5,700,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 4,965,650
7,960,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 6,352,408
3,000,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 2,657,302
3,000,000 (d) USAFA Visitors Center Business Improvement District, Colorado
Springs, Colorado, Special Revenue Bonds, Series 2022A,
5 .000 12/01/52 2,694,921
500,000 (e) Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Convertible Capital Appreciation Improvement Series 2024A
0 .000 12/01/54 347,913
2,250,000 Verve Metropolitan District 1, Jefferson County and the City and
County of Broomfield, Colorado, General Obligation Bonds,
Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 1,939,020
500,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 509,961
500,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 489,853
3,000,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,747,882
1,625,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5 .000 12/01/50 1,455,838
2,500,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
5 .125 12/01/51 2,157,157
500,000 (d) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4 .000 12/01/51 389,079
1,146,000 (d) Willow Springs Ranch Metropolitan District, Monument, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2024B
6 .500 10/15/54 1,152,331
5,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .500 12/01/41 3,584,841

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 24,250,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625% 12/01/51 $ 15,819,689
2,250,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 2,019,369
3,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/41 2,525,031
11,750,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 9,196,405
TOTAL COLORADO 158,864,223
CONNECTICUT - 1.0%
3,550,000 Connecticut Development Authority, Airport Facilities Revenue
Bonds, Learjet Inc., Series 2004, (AMT)
7 .950 04/01/26 3,550,886
4,000,000 (d) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 3,140,326
100,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 106,469
TOTAL CONNECTICUT 6,797,681
DELAWARE - 0.2%
1,100,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
5 .000 06/01/51 1,068,545
TOTAL DELAWARE 1,068,545
DISTRICT OF COLUMBIA - 2.5%
300,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 304,477
64,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 15,728,557
3,335,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006C
0 .000 06/15/55 341,008
TOTAL DISTRICT OF COLUMBIA 16,374,042
FLORIDA - 18.7%
250,000 (c),(d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 175,112
200,000 Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 3 - Master Infrastructure
Project, Series 2023
5 .625 05/01/54 203,752
250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .250 05/01/55 247,052
2,500,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 2,539,316
15,020,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Educational
Growth Fund, LLC, Charter School Portfolio Projects, Subordinate
Series 2021B
0 .000 07/01/61 1,001,064
1,345,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/54 1,300,423
250,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 232,370
175,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 158,612
1,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 976,437
500,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6 .500 12/15/53 503,894
4,100,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Imagine School at West Pasco Project, Series 2023A
6 .500 12/15/58 4,121,865
1,750,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 1,817,722

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,600,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .375% 06/15/58 $ 2,709,562
1,890,000 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021
4 .000 05/01/53 1,534,000
250,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .700 05/01/55 248,211
500,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Assessment
Area One Series 2024
5 .500 05/01/54 484,014
1,200,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .500 06/15/54 1,192,047
2,800,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A
5 .000 06/15/56 2,441,388
1,420,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A
5 .000 06/01/40 1,159,327
100,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A
6 .000 01/15/57 78,620
625,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4 .000 06/30/36 536,769
765,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Global Outreach Charter Academy, Series
2021A
4 .000 06/30/41 604,125
1,000,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series
2020A
5 .000 01/01/50 855,218
500,000 (d) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects,
Series 2017A
6 .125 06/15/47 502,402
1,400,000 (d) Florida Development Finance Corporation, Florida, Solid Waste
Disposal Revenue Bonds, Waste Pro USA, Inc. Project, Series
2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 1,432,032
31,400,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 33,489,504
1,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 1,758,816
2,300,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 2,390,367
2,465,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 2,550,720
1,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 1,521,660
4,000,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put
7/15/28)
10 .000 07/15/59 4,117,383
8,390,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 8,674,378
3,040,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 3,046,132
1,980,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5 .000 06/01/57 1,872,323

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 250,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series 2024
5 .875% 05/01/55 $ 256,144
730,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6 .250 11/01/53 756,460
1,210,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .750 08/15/50 1,209,910
1,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .750 08/15/55 988,565
1,405,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Taylor Ranch Project, Series 2023
6 .300 05/01/54 1,478,270
2,850,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter Schools,
Series 2024A
6 .250 06/15/42 2,912,047
405,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment Area
4 Project, Refunding Series 2024AA4
5 .650 05/01/54 399,821
85,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 99,359
3,000,000 (d) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Mortgage Revenue Bonds, Wynwood Works, Series
2023B, (Mandatory Put 6/01/26)
5 .780 06/01/27 3,010,177
1,000,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6 .250 01/01/59 1,005,927
415,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 438,167
125,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 126,236
70,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series 2022
5 .625 05/01/52 72,112
1,000,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5 .500 12/01/49 814,204
1,500,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2021A
5 .000 06/01/57 1,378,379
2,560,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6 .125 06/01/54 2,534,002
2,240,000 Palm Beach County, Florida, Revenue Bonds, Provident Group -
LU Properties LLC Lynn University Housing Project, Series 2024A
6 .250 06/01/59 2,239,532
1,725,000 (d) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
2, Series 2023A
5 .625 05/01/53 1,749,032
250,000 (d) Parrish Lakes Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Assessment Area
3, Series 2024
5 .800 05/01/54 248,319
710,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5 .750 05/01/35 713,099
580,000 (d) Pinellas County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Mease Life, Inc. Project, Refunding
Series 2021
7 .000 01/01/57 577,063
1,500,000 (d) Pioneer Ranch Community Development District, Marion County,
Florida, Special Assessment Bonds, Series 2024
5 .300 05/01/55 1,437,333
1,000,000 (d) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
6 .000 11/01/53 1,032,395
1,000,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
6 .000 05/01/56 1,013,513
500,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .250 05/01/53 421,590
415,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5 .000 11/15/29 412,676

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,980,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5 .500% 11/15/49 $ 3,848,913
1,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project,
Series 2019A
5 .750 11/15/54 1,480,906
465,000 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 452,770
2,000,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System Series
2017
4 .500 10/01/47 1,852,088
2,000,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024A
5 .625 01/01/60 2,029,780
225,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
5 .250 05/01/54 231,198
665,000 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 7 Villages F-3 and G-1B
Series 2023
6 .250 05/01/54 703,960
TOTAL FLORIDA 124,400,564
GEORGIA - 2.0%
9,910,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 8,384,315
1,950,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 877,500
1,750,000 (d) Bulloch County Development Authority, Georgia, Charter School
Revenue Bonds, Statesboro Steam Academy Project Series 2024
6 .750 06/15/64 1,777,992
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .375 06/15/58 506,162
1,670,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series 2024
5 .250 10/01/54 1,766,323
TOTAL GEORGIA 13,312,292
HAWAII - 0.1%
1,000,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 1,009,573
TOTAL HAWAII 1,009,573
IDAHO - 0.6%
198,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 205,284
500,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 507,484
1,990,000 (d) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,994,128
730,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/41 641,543
250,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 200,536
250,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/56 183,059
500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 525,890
TOTAL IDAHO 4,257,924

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 3.4%
$ 388,125 (d) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago Neighborhood
Initiative, Inc.Redevelopement Project-Whole Foods Warehouse
& Distribution Facility, Series 2016A
5 .000% 03/15/34 $ 386,149
950,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4 .000 07/01/31 836,815
1,500,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 1,146,516
2,750,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 2,051,495
440,000 Illinois Finance Authority, Education Revenue Bonds, Noble
Network of Charter Schools, Series 2013
6 .000 09/01/32 440,705
250,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 202,196
1,280,000 (c) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/31 934,400
2,800,000 (c) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/36 2,044,000
500,000 (c) Illinois Finance Authority, Revenue Bonds, Christian Horizons
Obligated Group, Series 2021A
4 .000 05/15/41 365,000
7,375,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/58 7,064,783
2,000,000 (d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 2,310,980
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/47 1,823,964
3,000,000 (f) Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 2,925,809
TOTAL ILLINOIS 22,532,812
INDIANA - 0.5%
85,000 (d) Indiana Finance Authority, Educational Facilities Revenue Bonds,
Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/30 82,085
700,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 614,478
775,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A
5 .250 09/01/57 775,369
750,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6 .750 01/01/43 754,592
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,127,272
TOTAL INDIANA 3,353,796
KANSAS - 1.0%
660,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 570,337
500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 327,579
130,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 130,690
100,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/49 100,204
6,250,000 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 3,437,500
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6 .000 05/15/54 1,008,467
1,000,000 (d) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas 2B
3 and 5, Series 2022
5 .750 03/01/41 1,028,255
TOTAL KANSAS 6,603,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 2.9%
$ 1,500,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250% 06/01/60 $ 1,239,620
2,850,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/39 2,649,010
2,635,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 2,297,295
1,000,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 843,094
2,365,000 (d) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6 .500 07/01/36 2,366,028
44,403 (c),(d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5 .000 06/01/41 1,776
44,403 (c),(d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Encore Academy Project, Series 2021A
5 .000 06/01/51 1,776
950,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 939,413
2,000,000 (d) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023, (AMT),
(Mandatory Put 10/01/28)
6 .750 10/01/53 2,168,586
500,000 Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023R-2,
(AMT), (Mandatory Put 10/01/28)
6 .500 10/01/53 538,109
5,500,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .750 09/01/64 5,939,589
500,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 502,853
TOTAL LOUISIANA 19,487,149
MAINE - 0.3%
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 1,964,165
TOTAL MAINE 1,964,165
MARYLAND - 0.2%
500,000 Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore
Facility, Refunding Series 2010
5 .750 09/01/25 503,733
135,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5 .500 05/01/52 131,819
1,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,008,570
TOTAL MARYLAND 1,644,122
MASSACHUSETTS - 0.1%
1,000,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017
5 .000 07/01/42 903,413
TOTAL MASSACHUSETTS 903,413
MICHIGAN - 0.3%
330,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Holly Academy Project, Refunding
Series 2021
4 .000 12/01/51 265,621
290,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
5 .000 12/01/46 254,883
40,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 1,271,764
185,000 Trillium Academy, Michigan, Public School Academy Revenue
Bonds, Refunding Series 2019
5 .750 11/01/40 184,413
TOTAL MICHIGAN 1,976,681

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 0.6%
$ 500,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000% 06/15/56 $ 373,032
1,000,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 1,003,161
770,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .500 07/01/48 779,337
1,000,000 (c),(d) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 870,000
1,000,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .250 03/01/43 1,005,196
TOTAL MINNESOTA 4,030,726
MISSOURI - 2.4%
2,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6 .750 11/01/53 2,042,439
250,000 (d) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 244,657
1,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .000 05/15/26 996,675
800,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .000 05/15/27 796,427
2,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/42 1,865,942
1,000,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/50 885,058
250,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 242,888
4,375,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 4,133,047
1,555,000 (c) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5 .000 05/15/32 1,135,150
2,280,000 (c) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5 .000 05/15/36 1,664,400
1,975,000 (c) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series 2018
5 .000 05/15/40 1,441,750
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/34 95,475
100,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 84,196
235,725 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 177,573
TOTAL MISSOURI 15,805,677
NEVADA - 0.0%
900,865 (c),(d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 3,694
TOTAL NEVADA 3,694

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 0.8%
$ 2,000,000 (d) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020B, (AMT),
(Mandatory Put 7/02/40)
3 .750% 07/01/45 $ 1,688,280
1,000,000 (d) National Finance Authority, New Hampshire, Revenue Bonds GHI
Kiran Capital LLC Project Series 2022
6 .250 09/01/30 999,428
5,000,000 (d) New Hampshire National Finance Authority, Travis and Burnet
Counties, Special Revenue Bonds, Thomas Ranch Project Capital
Appreciation Improvement Districts Series 2024
0 .000 12/01/34 2,674,218
TOTAL NEW HAMPSHIRE 5,361,926
NEW JERSEY - 0.8%
5,000,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
(AMT)
5 .750 09/15/27 5,006,964
TOTAL NEW JERSEY 5,006,964
NEW YORK - 10.2%
6,550,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 6,672,330
4,500,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/36 4,345,815
1,500,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/37 1,439,151
10,000,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, 1st Subordinate Series
2005B
0 .000 06/01/47 2,091,242
5,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 1,392,462
8,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 7,793,601
2,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019
5 .000 01/01/50 1,747,377
1,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B
2 .400 11/01/50 640,062
750,000 (c) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 480,000
2,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 2,502,897
12,235,000 (b) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT), (UB)
5 .250 12/31/54 12,986,310
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 2,622,468
750,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/28 598,006
1,450,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 1,137,068
150,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/30 116,364
4,135,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/31 3,186,585

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,010,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000% 01/01/32 $ 773,625
3,050,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 2,327,132
630,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 479,288
2,200,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 1,669,998
650,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 492,566
11,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 10,090,641
2,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
4 .500 07/01/56 1,795,592
250,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 243,805
TOTAL NEW YORK 67,624,385
NORTH CAROLINA - 0.1%
745,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .500 09/01/54 747,154
TOTAL NORTH CAROLINA 747,154
NORTH DAKOTA - 0.7%
3,725,000 (b) North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2024A, (UB)
4 .700 07/01/49 3,752,342
1,000,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/53 1,001,685
TOTAL NORTH DAKOTA 4,754,027
OHIO - 5.3%
245,000 (d) Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor
Acres Project, Series 2022
5 .625 12/01/53 241,616
28,190,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 2,551,671
2,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 1,744,532
20,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 18,194,828
2,000,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue
Bonds, Constellation Schools Project, Refunding & improvement
Series 2024A
5 .875 01/01/49 1,958,461
140,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Senior Series 2021A
4 .000 12/01/55 115,765
95,000 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding
Subordinate Series 2021B
4 .500 12/01/55 81,816
4,250,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 4,291,792
6,000,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)
5 .000 07/01/49 5,598,917
250,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 243,849

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 250,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000% 01/01/45 $ 249,694
TOTAL OHIO 35,272,941
OKLAHOMA - 0.2%
1,000,000 Osage County Industrial Authority, Oklahoma, Sales and Use Tax
Revenue Bonds, Refunding Series 2023
5 .750 09/01/53 1,006,599
100,000 (d) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Santa Fe Square
Project, Series 2021
4 .375 12/01/41 91,913
230,000 (d) Tulsa Authority for Economic Opportunity, Tulsa County,
Oklahoma, Tax Apportionment Revenue Bonds, Vast Bank
Project, Series 2021
4 .000 12/01/43 214,370
TOTAL OKLAHOMA 1,312,882
OREGON - 1.8%
2,750,000 (d) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
7 .000 12/15/60 2,765,499
2,250,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 2,221,159
730,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 730,851
3,250,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2016A
5 .000 11/15/46 2,849,611
3,330,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5 .000 11/15/46 2,919,755
250,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5 .000 11/15/56 208,207
TOTAL OREGON 11,695,082
PENNSYLVANIA - 1.2%
500,000 Allegheny County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Penn Hills Charter School of
Entrepreneurship, Series 2021A
4 .000 06/15/51 403,225
1,610,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,621,704
26,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 27,835
1,350,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 1,302,949
175,000 (e) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 123,327
55,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 55,857
1,215,000 (d) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 1,205,063
3,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 2,880,708
370,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 378,920
495,000 (a),(c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2021A
10 .000 12/01/31 49
TOTAL PENNSYLVANIA 7,999,637
PUERTO RICO - 3.3%
450,000 (a),(c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/26 229,961
160,000 (a),(c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 80,886
4,000 (a),(c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/24 2,160
325,000 (a),(c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/24 166,015

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 115,000 (a),(c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250% 07/01/26 $ 58,907
105,000 (a),(c) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 53,935
190,000 (a),(c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 96,387
250,000 (a),(c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 126,824
115,000 (a),(c) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/26 58,435
100,000 (a),(c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 53,497
100,000 (a),(c) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 53,460
10,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 2,347,932
1,365,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,362,534
4,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 4,477,420
4,507,235 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 2,800,120
81,740 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 84,740
78,106 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 85,478
74,065 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 73,008
57,138 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 55,165
3,747,059 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 3,485,031
5,800,000 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 3,559,750
4,387,589 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/51 2,347,360
TOTAL PUERTO RICO 21,659,005
SOUTH CAROLINA - 1.2%
2,960,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 2,801,508
500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 485,257
2,000,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Lowcountry Leadership
Charter School Project, Series 2019A
5 .000 12/01/49 1,818,923
200,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4 .000 06/15/31 184,293
1,840,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/41 1,617,680
330,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 270,357
250,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .000 06/15/53 257,153
250,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 258,117
TOTAL SOUTH CAROLINA 7,693,288

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.0%
$ 100,000 (d) Metropolitan Government of Nashville-Davidson County
Industrial Development Board, Tennessee, Special Assessment
Revenue Bonds, South Nashville Central Business Improvement
District, Series 2021A
4 .000% 06/01/51 $ 86,639
TOTAL TENNESSEE 86,639
TEXAS - 11.9%
250,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 213,319
200,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow Vista
Public Improvement District Area 1 Project, Series 2024
5 .750 09/15/54 200,149
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .125 02/15/41 974,312
250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .500 02/15/56 191,129
785,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .750 02/15/62 804,656
1,825,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Odyssey Academy Inc Series 2023A
6 .000 02/15/43 1,869,836
2,635,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 2,099,841
100,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series 2021
5 .250 09/01/51 95,149
1,600,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Major Improvement Area
District Series 2023
6 .125 09/01/53 1,629,608
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
6 .750 09/01/53 1,015,699
3,000,000 (d) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2023A
6 .250 06/15/53 3,029,952
300,000 (d) Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Valor Education Foundation, Series 2024A
6 .000 06/15/54 296,718
2,050,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series 2021A
4 .000 10/01/50 1,636,051
7,390,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 5,827,011
1,250,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project Series
2024
6 .125 09/15/44 1,259,080
1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project Series
2024
6 .500 09/15/54 1,009,444
1,500,000 Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Junior Lien Series 2024B
5 .750 12/31/44 1,497,193
2,000,000 Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Junior Lien Series 2024B
6 .125 12/31/54 1,984,746
2,150,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .000 12/31/44 2,148,538
1,320,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .250 12/31/54 1,305,681
1,070,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6 .000 09/15/44 1,052,471

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,993,000 (d) Forney, Texas, Special Assessment Revenue Bonds, Bellagio
Public Improvement District 1 Phase I Project Series 2023
6 .500% 09/15/53 $ 1,975,080
3,490,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 3,490,387
3,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Refunding Junior Lien
Series 2022B
0 .000 12/01/46 921,415
4,665,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6 .500 07/15/30 4,710,053
500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, Continental Airlines Inc. - Terminal Improvement Project,
Refunding Series 2011, (AMT)
6 .625 07/15/38 504,829
2,205,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project, Series
2023
6 .000 09/01/53 2,227,280
1,205,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2 Project,
Series 2023
6 .750 09/01/48 1,272,301
1,625,000 (d) Lewisville, Denton and Dallas Counties, Texas, Special
Assessment Revenue Bonds, Lakeside Crossing Public
Improvement District Series 2023
8 .000 09/01/53 1,705,526
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment Revenue
Bonds, Thunder Rock Public Improvement District Remainder
Area Project, Series 2024
7 .625 09/01/54 988,191
250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .750 09/01/53 258,096
70,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 56,044
435,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 358,589
3,166,045 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B
5 .625 11/15/61 1,153,242
11,310,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 10,850,573
250,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/24 250,000
650,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/25 650,000
500,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/30 500,000
652,440 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/33 652,440
1,000,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/35 1,000,000
2,500,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/47 2,500,000
1,275,000 (d) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School Series
2023A
6 .375 08/15/53 1,361,489

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 100,000 (d) New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School
Taxable Series 2023A
8 .000% 08/15/30 $ 100,588
1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Chaparral Park Public Improvement District Improvement
Area 1 Project, Series 2024
5 .250 09/15/54 962,637
465,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Area 1 Project Series 2023
7 .500 09/15/53 492,652
1,000,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8 .500 09/15/53 1,057,071
1,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas, Dock
and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy
Project, Series 2021A, (AMT)
3 .000 01/01/50 697,445
250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project, Series
2023
7 .000 09/01/53 253,556
500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7 .875 09/01/53 511,766
125,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/32 57,500
500,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/42 230,000
305,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 140,300
2,000,000 (d) Rockdale, Milam County, Texas, Special Assessment Revenue
Bonds, Cornerstone Public Improvement District Improvement
Area 1, Series 2023
7 .500 09/15/54 2,087,022
610,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 664,739
720,000 Salado, Bell County, Texas, Special Assessment Revenue Bonds,
Sanctuary East Public Improvement District Improvement Area 1
Project Series 2024
6 .250 09/01/44 730,255
1,500,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, San Marcos Trace Public
Improvement District Series 2024
6 .000 09/01/48 1,505,958
100,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5 .250 09/01/51 98,135
500,000 (c) Tarrant County Cultural Education Facilities Finance Corporaton,
Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial
Home Project, Series 2016A
1 .500 02/15/37 275,000
800,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series 2022
6 .500 09/15/52 816,361
80,000 Viridian Municipal Management District, Texas, Assessment
Revenue Bonds, Series 2017
4 .250 12/01/44 72,462
900,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
6 .000 09/01/54 914,712
TOTAL TEXAS 79,194,277
UTAH - 5.5%
500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 439,469
1,615,000 (d) Chelsey Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds Series 2024
7 .250 03/01/54 1,632,454
4,200,000 (d) Chelsey Public Infrastructure District 1, Utah, Special Assessment
Bonds Chelsey Assessment Area 1 Series 2024
7 .000 12/01/42 4,302,453
500,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6 .500 03/01/53 491,721
1,000,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 999,660

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000% 03/01/53 $ 995,156
825,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024A-1
6 .125 03/01/55 832,301
1,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5 .500 03/01/51 791,833
1,595,000 (d) Jordanelle Ridge Public Infrastructure District 2, Utah, General
Obligation Bonds, Limited Tax Series 2023A
7 .750 03/01/54 1,616,652
2,180,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 02/01/40 1,878,315
2,915,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 02/01/50 2,410,618
1,790,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,542,965
2,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited Tax
and Tax Allocation Revenue Bonds, Series 2021
4 .625 06/01/57 1,984,167
2,435,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .200 06/01/54 2,449,552
650,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 670,501
1,250,000 Military Installation Development Authority, Utah, Tax Allocation
and Hotel Tax Revenue Bonds Series 2021A-1
4 .000 06/01/52 1,060,356
1,000,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds Series 2021A-2
4 .000 06/01/41 884,306
951,000 Olympia Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2024B
8 .000 03/15/55 956,466
865,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 875,816
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 982,195
375,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Bridge Elementary Project, Series 2021A
4 .000 06/15/41 313,528
250,000 (d) Utah Charter School Finance Authority, Charter School Revenue
Bonds, Saint George Academy Project, Series 2021A
5 .000 06/15/56 196,701
7,000,000 (d) Ventana Resort Village Public Infrastructure District, Utah, General
Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 6,911,670
1,015,000 (d) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 1,025,662
TOTAL UTAH 36,244,517
VIRGIN ISLANDS - 0.8%
1,000,000 (d) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,048,907
215,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 209,822
1,070,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/26 1,035,438
2,745,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 2,559,682
250,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 250,570
TOTAL VIRGIN ISLANDS 5,104,419

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.2%
$ 300,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875% 12/01/58 $ 329,501
1,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 907,856
4,145,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 4,669,557
2,000,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 2,004,148
TOTAL VIRGINIA 7,911,062
WASHINGTON - 0.2%
1,170,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 1,161,466
TOTAL WASHINGTON 1,161,466
WEST VIRGINIA - 0.3%
480,000 Huntington, West Virginia, Tax Increment Revenue Bonds, Kinetic
Park Project 3, Refunding Series 2024
5 .625 05/01/50 482,611
975,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 217,218
440,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 470,095
185,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 153,111
250,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 202,493
685,000 (d) West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020
7 .625 12/01/40 565,574
TOTAL WEST VIRGINIA 2,091,102
WISCONSIN - 20.7%
3,020,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0 .000 06/01/54 748,061
255,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
5 .000 06/15/51 219,283
2,275,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina, Series
2019A
5 .000 06/15/49 2,008,948
1,425,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .750 06/01/62 1,431,920
2,070,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000 06/15/54 1,983,823
600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .625 07/01/53 623,195
550,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .750 07/01/58 573,425
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 946,294
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 880,314
3,750,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 3,384,467

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 625,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000% 06/15/46 $ 501,945
500,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Phoenix Academy Charter School, North Carolina, Series
2017A
5 .875 06/15/47 469,499
1,110,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .250 07/15/53 1,177,716
1,175,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .500 07/15/63 1,258,290
7,125,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 6,843,746
1,250,000 (d) Public Finance Authority of Wisconsin, Contract Revenue Bonds,
Mercer Crossing Public Improvement District Project, Series 2017
7 .000 03/01/47 1,286,489
300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .375 06/01/46 244,768
100,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 79,134
1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
6 .250 06/15/53 1,017,010
500,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/54 483,548
750,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
5 .875 06/15/54 751,368
1,000,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Subordinate
Lien Series 2022B
6 .000 02/01/62 1,046,762
1,105,000 (c),(d) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6 .250 08/01/27 1,069,087
80,000 (c),(d) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6 .750 08/01/31 71,800
500,000 (c),(d) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017B
5 .625 08/01/27 483,750
2,000,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5 .000 12/01/27 1,961,225
1,250,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .500 12/01/37 1,274,285
500,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
6 .750 12/01/42 509,181
57,300,000 (d) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7 .000 12/01/50 58,420,639
4,035,000 (d) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 4,138,906
1,000,000 (d) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Renaissance Hall at Old Course LLC Project,
Subordinate Series 2024
8 .000 06/01/67 968,742
2,700,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 1,890,000
700,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 727,191
250,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 254,795
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 1,192,579
250,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series 2021A
6 .850 01/01/51 185,211

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,095,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000% 07/01/41 $ 4,575,769
4,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 3,577,544
1,000,000 (c),(d) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 450,000
100,000 (a),(c) Public Finance Authority of Wisconsin, Wisconsin Revenue Note,
KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/25 10
1,730,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 956,294
500,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 509,693
7,635,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 7,679,379
100,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 90,943
290,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Covenant Communities Inc, Second Tier Series 2018B
4 .375 07/01/38 253,165
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Phase 2 Project, Series 2024
6 .125 10/01/59 257,835
450,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hope Christian Schools Obligated Group, Series
2021
3 .000 12/01/31 386,240
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/57 800,715
8,500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Senior Living Revenue Bonds, Chiara Housing and Services, Inc.
Project, Series 2024
5 .875 07/01/55 8,410,759
6,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Senior Living Revenue Bonds, Chiara Housing and Services, Inc.
Project, Series 2024
6 .000 07/01/60 5,956,376
2,500,000 (d) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5 .000 07/01/37 2,303,031
TOTAL WISCONSIN 137,315,149
TOTAL MUNICIPAL BONDS
(Cost $951,028,849) 962,786,998
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) 13
CAPITAL GOODS - 0.0%
128,676 (a),(c) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/25 13
TOTAL CAPITAL GOODS 13
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $128,676) 13
TOTAL LONG-TERM INVESTMENTS
(Cost $951,218,646) 962,849,725
BORROWINGS - (3.4)% (g) (22,861,483)
FLOATING RATE OBLIGATIONS - (2.0)% (13,565,000)
MFP SHARES, NET - (41.2)%(h) (273,442,367)
OTHER ASSETS & LIABILITIES, NET -  1.6% 11,220,738
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 664,201,613
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments December 31, 2024
(continued)
Enhanced High Yield Municipal Bond

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $519,849,582 or 54.0% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) When-issued or delayed delivery security.
(g) Borrowings as a percentage of Total Investments is 2.4%.
(h) MFP Shares, Net as a percentage of Total Investments is 28.4%.
Enhanced High Yield Municipal Bond
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ – $ 62,714 $ 62,714
Municipal Bonds – 961,806,472 980,526 962,786,998
Variable Rate Senior Loan Interests – – 13 13
Total $ – $ 961,806,472 $ 1,043,253 $ 962,849,725